UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Global Capital Management, Inc.
Address: 601 Carlson Parkway, Suite 200
         Minnetonka, MN  55305

13F File Number:  028-07050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Frey
Title:     Chairman and Chief Executive Officer
Phone:     (952) 476-7200

Signature, Place, and Date of Signing:

       /s/  Michael J. Frey     Minnetonka, MN     July 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $121,192 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-07048                      EBF & Associates
02   28-05089                      Hunter Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     1656    33017 SH       DEFINED 02              33017        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     3100    61823 SH       DEFINED 01              61823        0        0
CONSTAR INTL INC NEW           COM              21036U107       93    15053 SH       DEFINED 01              15053        0        0
CONSTAR INTL INC NEW           COM              21036U107      404    65665 SH       DEFINED 02              65665        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3266   165769 SH       DEFINED 01             165769        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     1255    63715 SH       DEFINED 02              63715        0        0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     4455   242000 SH       DEFINED 01                  0        0   242000
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     2971   161400 SH       DEFINED 02                  0        0   161400
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.500% 8/1  251591AQ6     1186  1200000 PRN      DEFINED 02                  0        0  1200000
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.500% 8/1  251591AQ6     2767  2800000 PRN      DEFINED 01                  0        0  2800000
GENERAL MTRS CORP              DEB SR CONV B    370442733      720    32600 SH       DEFINED 01                  0        0    32600
GENERAL MTRS CORP              DEB SR CONV B    370442733      720    32600 SH       DEFINED 02                  0        0    32600
GOODYEAR TIRE & RUBR CO        COM              382550101     2496    71800 SH       DEFINED 01              71800        0        0
HOME DEPOT INC                 COM              437076102     3046    77400 SH       DEFINED 01              77400        0        0
LOUISIANA PAC CORP             COM              546347105     2649   140000 SH       DEFINED 01             140000        0        0
LOUISIANA PAC CORP             COM              546347105      568    30000 SH       DEFINED 02              30000        0        0
LOWES COS INC                  COM              548661107     3376   110000 SH       DEFINED 01             110000        0        0
MICRON TECHNOLOGY INC          COM              595112103     1288   102800 SH       DEFINED 01             102800        0        0
MICRON TECHNOLOGY INC          COM              595112103      660    52700 SH       DEFINED 02              52700        0        0
MOTOROLA INC                   COM              620076109     4797   271000 SH       DEFINED 01             271000        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     1902   105000 SH       DEFINED 01             105000        0        0
PILGRIMS PRIDE CORP            COM              721467108     1607    42100 SH       DEFINED 02              42100        0        0
PILGRIMS PRIDE CORP            COM              721467108     1683    44100 SH       DEFINED 01              44100        0        0
QIMONDA AG                     SPONSORED ADR    746904101     1304    84400 SH       DEFINED 01                  0        0    84400
QIMONDA AG                     SPONSORED ADR    746904101      666    43100 SH       DEFINED 02                  0        0    43100
SPANSION INC                   COM CL A         84649R101      828    74600 SH       DEFINED 01              74600        0        0
SPANSION INC                   COM CL A         84649R101      425    38300 SH       DEFINED 02              38300        0        0
TANGER PPTYS LTD PARTNERSHIP   NOTE 3.750% 8/1  875484AE7     3326  2975000 PRN      DEFINED 01                  0        0  2975000
TANGER PPTYS LTD PARTNERSHIP   NOTE 3.750% 8/1  875484AE7     1425  1275000 PRN      DEFINED 02                  0        0  1275000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     6061  4825000 PRN      DEFINED 02                  0        0  4825000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     9013  7175000 PRN      DEFINED 01                  0        0  7175000
U S AIRWAYS GROUP INC          COM              90341W108     3200   105700 SH       DEFINED 01             105700        0        0
U S AIRWAYS GROUP INC          COM              90341W108     1208    39900 SH       DEFINED 02              39900        0        0
UAL CORP                       DBCV 5.000% 2/0  902549AE4    13814 12263916 PRN      DEFINED 01                  0        0 12263916
UAL CORP                       DBCV 5.000% 2/0  902549AE4     6240  5540000 PRN      DEFINED 02                  0        0  5540000
VERIZON COMMUNICATIONS         COM              92343V104      650    15785 SH       DEFINED 01              15785        0        0
VIRGIN MEDIA INC               COM              92769L101    13662   560599 SH       DEFINED 01             560599        0        0
VIRGIN MEDIA INC               COM              92769L101     8139   333978 SH       DEFINED 02             333978        0        0
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     2824  2800000 PRN      DEFINED 01                  0        0  2800000
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     1210  1200000 PRN      DEFINED 02                  0        0  1200000
YOUNG BROADCASTING INC         CL A             987434107      190    51550 SH       DEFINED 02              51550        0        0
YOUNG BROADCASTING INC         CL A             987434107      342    92750 SH       DEFINED 01              92750        0        0